Related Party Transactions and Arrangements (Details) (USD $) In Thousands, unless otherwise specified		9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 30, 2012 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 30, 2012 Contract Purchase Price [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Average Invested Assets [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Operating Partnership Unit [Member] ARC Real Estate Partners, LLC [Member]	Dec. 31, 2011 Operating Partnership Unit [Member] ARC Real Estate Partners, LLC [Member]	Sep. 30, 2012 Operating Partnership Unit [Member] ARC Real Estate Partners, LLC [Member] Contributor [Member]
Related Party Transaction [Line Items]
Due from Affiliates	$ 2,000
Common stock held by related party, percent							19.40%	31.30%
Financing coordination as a percentage of benchmark					0.75%
Operating Partnership Units Held By Related Party									310,000
Sales commissions as a percentage of benchmark		6.00%	2.00%
Acquisition fees as a percentage of benchmark				1.00%
Asset management fees as a percentage of benchmark						0.50%